Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Contractual Commitments [Line Items]
2012	$ 645,224
2013	240,744
2014	117,950
2015	46,983
2016	41,225
2017 and thereafter	306,526
Total contractual commitments	1,398,652
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2012	474,535
2013	192,302
2014	79,396
2015	18,025
2016	19,752
2017 and thereafter	184,827
Total contractual commitments	968,837
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2012	28,279
2013	24,057
2014	22,577
2015	19,684
2016	17,433
2017 and thereafter	73,189
Total contractual commitments	185,219
Operating Leases [Member]
Contractual Commitments [Line Items]
2012	5,098
2013	4,074
2014	3,176
2015	2,923
2016	2,903
2017 and thereafter	47,561
Total contractual commitments	65,735
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
2012	3,509
2013	3,302
2014	1,128
2015	27
2016	56
Total contractual commitments	8,022
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2012	140,821
2013	23,613
2014	13,929
2015	6,378
2016	1,193
2017 and thereafter	949
Total contractual commitments	$ 186,883